Note 7 - Deferred Finance Charges	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
7.	Deferred Finance Charges

Gross deferred finance charges amounting to $3,081,644 as of both December 31, 2011 and December 31, 2012, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet net of accumulated amortization. For the years ended December 31, 2010, 2011 and 2012, the amortization of deferred financing charges amounted to $508,686, $395,446 and $412,138, respectively, and is included in interest and finance costs in the accompanying consolidated statements of income.